Stockholders' Equity - Summary of RSU and Performance Award Activity (Detail)	12 Months Ended
Dec. 31, 2021 $ / shares shares
RSUs and performance shares
Outstanding
Beginning balance (in shares)	0
Ending balance (in shares)	2,907,005
Expected to vest (in shares)	769,505
Weighted-average grant date fair value
Ending balance (in dollars per share) | $ / shares	$ 7.35
Restricted stock units (RSUs)
Outstanding
Granted (in shares)	769,505
Weighted-average grant date fair value
Granted (in dollars per share) | $ / shares	$ 7.34
Performance shares
Outstanding
Granted (in shares)	2,137,500
Weighted-average grant date fair value
Granted (in dollars per share) | $ / shares	$ 7.35